Schedule of Investments
January 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–100.49%
Argentina–0.13%
Reservas de Maternidad - Swiss Medical(a)(b)	1,029,617,880	$12,079,477
Canada–0.61%
Canadian Pacific Kansas City Ltd.	680,365	54,748,972
China–2.13%
JD.com, Inc., ADR	6,517,052	146,959,523
Tencent Holdings Ltd.	1,166,100	40,476,847
Yum China Holdings, Inc.	134,103	4,638,623
		192,074,993
Denmark–4.64%
Novo Nordisk A/S, Class B	3,669,723	419,465,430
France–11.38%
Airbus SE	2,671,883	425,593,139
Dassault Systemes SE	891,615	46,219,775
EssilorLuxottica S.A.	351,922	68,967,211
Kering S.A.	258,977	106,380,861
LVMH Moet Hennessy Louis Vuitton SE	444,804	370,102,966
Pernod Ricard S.A.	62,845	10,305,672
		1,027,569,624
Germany–3.40%
Allianz SE	179,997	48,090,870
SAP SE	1,493,452	258,735,444
		306,826,314
India–7.24%
DLF Ltd.	51,004,489	492,370,185
HDFC Bank Ltd.	2,170,032	38,161,876
ICICI Bank Ltd., ADR	5,046,102	123,124,889
		653,656,950
Israel–1.21%
Nice Ltd., ADR(c)(d)	523,300	108,898,730
Italy–1.00%
Brunello Cucinelli S.p.A.	773,083	76,641,029
Ferrari N.V.	40,094	13,982,268
		90,623,297
Japan–5.24%
Hoya Corp.	345,500	43,888,543
Keyence Corp.	544,312	243,524,033
Murata Manufacturing Co. Ltd.	3,236,736	65,356,567
TDK Corp.	2,420,300	120,421,570
		473,190,713
Netherlands–1.99%
ASML Holding N.V.	156,043	135,381,015
BE Semiconductor Industries N.V.	128,319	19,283,559
Universal Music Group N.V.	841,681	24,810,840
		179,475,414
Shares		Value
Spain–1.34%
Amadeus IT Group S.A.	1,728,103	$121,106,097
Sweden–4.62%
Assa Abloy AB, Class B	6,233,754	170,965,180
Atlas Copco AB, Class A	15,445,417	246,499,796
		417,464,976
Switzerland–0.70%
Lonza Group AG(c)	129,977	63,546,495
United States–54.86%
Adobe, Inc.(c)	599,951	370,637,729
Alphabet, Inc., Class A(c)	7,002,176	981,004,858
Amazon.com, Inc.(c)	733,768	113,880,794
Analog Devices, Inc.	2,194,459	422,126,133
Avantor, Inc.(c)	1,443,463	33,185,214
Boston Scientific Corp.(c)	555,404	35,134,857
Charles River Laboratories International, Inc.(c)	135,778	29,366,066
Charter Communications, Inc., Class A(c)	114,411	42,413,302
Danaher Corp.	176,618	42,372,424
Ecolab, Inc.	169,805	33,658,747
Edwards Lifesciences Corp.(c)	281,294	22,073,140
Equifax, Inc.	582,657	142,366,411
IDEXX Laboratories, Inc.(c)	72,027	37,099,667
Illumina, Inc.(c)	297,935	42,607,684
Intuit, Inc.	655,057	413,557,136
Intuitive Surgical, Inc.(c)	262,873	99,423,826
IQVIA Holdings, Inc.(c)	402,439	83,799,873
Lam Research Corp.	44,379	36,620,219
Linde PLC	64,103	25,950,817
Marriott International, Inc., Class A	340,491	81,625,907
Marvell Technology, Inc.	2,416,877	163,622,573
Meta Platforms, Inc., Class A(c)	1,731,448	675,507,123
Microsoft Corp.	489,141	194,472,679
Netflix, Inc.(c)	54,278	30,618,763
NVIDIA Corp.	255,103	156,957,223
Phathom Pharmaceuticals, Inc.(c)(d)	1,733,665	11,615,556
S&P Global, Inc.	888,137	398,196,224
Thermo Fisher Scientific, Inc.	23,736	12,793,229
Veralto Corp.	58,871	4,514,817
Visa, Inc., Class A	793,953	216,955,597
		4,954,158,588
Total Common Stocks & Other Equity Interests (Cost $3,326,691,042)		9,074,886,070
Money Market Funds–0.01%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(a)(e)	340,668	340,668
Invesco Liquid Assets Portfolio, Institutional Class, 5.42%(a)(e)	243,188	243,334

See accompanying notes which are an integral part of this schedule.
Invesco Global Fund

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 5.22%(a)(e)	389,334	$389,334
Total Money Market Funds (Cost $973,336)		973,336
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-100.50% (Cost $3,327,664,378)		9,075,859,406
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.21%
Invesco Private Government Fund, 5.29%(a)(e)(f)	5,367,085	5,367,085
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 5.52%(a)(e)(f)	13,791,422	$13,801,076
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $19,168,161)		19,168,161
TOTAL INVESTMENTS IN SECURITIES—100.71% (Cost $3,346,832,539)		9,095,027,567
OTHER ASSETS LESS LIABILITIES–(0.71)%		(63,885,811)
NET ASSETS–100.00%		$9,031,141,756
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$227,675	$13,795,889	$(13,682,896)	$-	$-	$340,668	$9,039
Invesco Liquid Assets Portfolio, Institutional Class	162,637	9,854,206	(9,773,362)	-	(147)	243,334	2,701
Invesco Treasury Portfolio, Institutional Class	260,200	15,766,730	(15,637,596)	-	-	389,334	4,187
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,927,977	32,759,888	(31,320,780)	-	-	5,367,085	91,288*
Invesco Private Prime Fund	10,111,019	81,565,132	(77,890,345)	-	15,270	13,801,076	246,894*
Investments in Other Affiliates:
Reservas de Maternidad - Swiss Medical	28,521,445	-	-	(16,441,968)	-	12,079,477	-
Total	$43,210,953	$153,741,845	$(148,304,979)	$(16,441,968)	$15,123	$32,220,974	$354,109

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(b)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(c)	Non-income producing security.
(d)	All or a portion of this security was out on loan at January 31, 2024.
(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Argentina	$—	$—	$12,079,477	$12,079,477
Canada	54,748,972	—	—	54,748,972
China	151,598,146	40,476,847	—	192,074,993
Denmark	—	419,465,430	—	419,465,430
France	—	1,027,569,624	—	1,027,569,624
Germany	—	306,826,314	—	306,826,314
India	123,124,889	530,532,061	—	653,656,950
Israel	108,898,730	—	—	108,898,730
Italy	—	90,623,297	—	90,623,297
Japan	—	473,190,713	—	473,190,713
Netherlands	—	179,475,414	—	179,475,414
Spain	—	121,106,097	—	121,106,097
Sweden	—	417,464,976	—	417,464,976
Switzerland	—	63,546,495	—	63,546,495
United States	4,954,158,588	—	—	4,954,158,588
Money Market Funds	973,336	19,168,161	—	20,141,497
Total Investments	$5,393,502,661	$3,689,445,429	$12,079,477	$9,095,027,567
Invesco Global Fund